Stock-Based Compensation (Details) - Schedule of stock option activity for employee and nonemployee awards - EQRx, INC. [Member] $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Stock-Based Compensation (Details) - Schedule of stock option activity for employee and nonemployee awards [Line Items]
Options, Outstanding | shares	9,229,963
Weighted- Average Exercise Price, Outstanding | $ / shares	$ 0.54
Weighted Average Remaining Contractual Term (years), Outstanding	9 years 8 months 15 days
Aggregate Intrinsic Value Outstanding | $	$ 7,726
Options, Granted | shares	26,148,546
Weighted- Average Exercise Price, Granted | $ / shares	$ 2.37
Options, Exercised | shares	(105,906)
Weighted- Average Exercise Price, Exercised | $ / shares	$ 0.27
Options, Forfeited/cancelled | shares	(1,348,744)
Weighted- Average Exercise Price, Forfeited/cancelled | $ / shares	$ 1.42
Options, Outstanding | shares	33,923,859
Weighted- Average Exercise Price, Outstanding | $ / shares	$ 1.92
Weighted Average Remaining Contractual Term (years), Outstanding	9 years 5 months 12 days
Aggregate Intrinsic Value, Outstanding | $	$ 122,916
Options, Vested | shares	2,362,596
Weighted- Average Exercise Price, Vested | $ / shares	$ 0.59
Weighted Average Remaining Contractual Term (years), Vested	9 years 3 days
Aggregate Intrinsic Value, Vested | $	$ 11,695
Options, Vested and expected | shares	33,548,859
Weighted- Average Exercise Price, Vested and expected | $ / shares	$ 1.92
Weighted Average Remaining Contractual Term (years), Vested and expected	9 years 5 months 12 days
Aggregate Intrinsic Value, Vested and expected | $	$ 121,356